EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Non-controlling interest (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 35,439,557	$ 33,348,269
Balance	39,471,647	35,439,557	$ 33,348,269
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,721,191	1,950,502	1,248,772
Current period change	452,759	(229,311)	701,730
Balance	2,173,950	1,721,191	1,950,502
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	859,178	857,055	551,999
Current period change	197,590	2,123	305,056
Balance	1,056,768	859,178	857,055
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance	862,013	1,093,447	696,773
Current period change	255,169	(231,434)	396,674
Balance	$ 1,117,182	$ 862,013	$ 1,093,447